Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Convertible Preferred Stock	CONVERTIBLE PREFERRED STOCK
On March 2, 2020, the Company authorized the sale and issuance of up to 9,049,783 shares of Series C Preferred Stock, par value $0.0001 per share, of which 4,169,822 shares were sold at a purchase price of $13.43 per share for gross proceeds of $56.0 million. Issuance costs were approximately $0.2 million. As part of the Company's Series C Preferred Stock issuance, 3,078,968 of the shares were issued to affiliates of members of the Board including entities affiliated with OrbiMed, entities affiliated with Pontifax, Arkin Bio Ventures Limited Partnership, entities affiliated with Partners Innovation Fund and Jasbir Seehra, Ph.D. All issued shares reflect the reverse stock split effected March 31, 2020 while the Board authorized shares reflect the original number of shares authorized pre-split.
On April 13, 2020, upon the closing of the Company's IPO, all outstanding shares of Preferred Stock converted into 10,725,129 shares of the Company's common stock. Additionally, effective April 13, 2020, the Company's amended and restated certificate of incorporation authorized the issuance of 10,000,000 shares of preferred stock. There were no outstanding shares of Preferred Stock as of September 30, 2020.
As of December 31, 2019, Preferred Stock consisted of the following (in thousands, except share data):

	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$12,271	4,607,652
Series A-1 Preferred Stock	800,000	368,612	944	1,171	368,612
Series B-1 Preferred Stock	3,427,004	1,579,043	9,106	12,596	1,579,043
Series B-2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$26,038	6,555,307

The rights and privileges of the Preferred Stockholders were as follows:
Conversion: Shares of Preferred Stock were convertible, at the option of the holder, at any time, into shares of common stock. The number of shares was determined by dividing the original issuance price by the conversion price. As such, the shares of Preferred Stock effectively converted on a one-for-one basis. The Preferred Stock would automatically convert to common stock at the closing of an IPO. No fractional shares would be issued.
Liquidation Preference: Prior to the closing of the IPO, although the Preferred Stock was not redeemable, the shares were redeemable for cash in certain change of control events that are beyond the control of the Company. In the event of any liquidation or Deemed Liquidation Event (as defined in the Company’s articles of incorporation), the Preferred Stockholders would have been entitled to the greater of (i) the original issue price of the Preferred Stock plus any accrued dividends not yet paid plus any other dividends declared and unpaid or ii) the amount payable had all classes of shares been converted to common stock. In the event of a Deemed Liquidation Event, if the assets of the Company available for distribution were insufficient to pay the Preferred Stockholders in the full amount to which they were entitled, the Preferred Stockholders would have shared ratably in any distribution of the assets available for distribution in proportion to the number of shares of Preferred Stock that they held. Note that in relation to the above, the holders of Series C Preferred Stock were entitled to be paid out prior to the holders of common stock, Series A Preferred Stock, Series A-1 Preferred Stock and Series B-1 Preferred Stock.
Dividends: Dividends accrued at a rate of $0.17, $0.22, $0.58263 and $1.07439 per share, per year on the anniversary of the issuance date for Series A Preferred Stock, Series A-1 Preferred Stock, Series B-1 Preferred Stock and Series C Preferred Stock, respectively. Dividends were cumulative; however, accrued dividends would be payable only if and when declared by the Board. Dividends on other classes of the Company’s stock were not to be declared or paid unless the Preferred Stockholders were first paid (i) all dividends accrued and not yet paid plus (ii) the product of (a) dividends declared on an as converted basis and (b) Preferred Stock on an as converted basis. That is, if the Company declared dividends on outstanding common stock, Preferred Stockholders would have received both the dividends owed for the Preferred Stock plus that which would be owed if the Preferred Stock were converted to common stock. No dividends were declared or paid through September 30, 2020.
Voting Rights: Each holder of outstanding shares of Preferred Stock were entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder were convertible as of the record date for determining stockholders entitled to vote on such matter. Preferred Stockholders and common stockholders voted together as a single class.	CONVERTIBLE PREFERRED STOCKOn April 15, 2016, the Company authorized the sale and issuance of up to 10,000,000 shares of $0.0001 par value Series A Preferred Stock. The Series A Preferred Stock financing was structured to close in three tranches, each contingent upon the achievement of certain research and development milestones agreed upon by the Company’s board of directors (the “Board”). On April 15, 2016, the Company issued 1,535,884 shares of Series A Preferred Stock at $2.17 per share for gross proceeds of $3.3 million. Issuance costs were $68,000. The second tranche was contingent upon the achievement of the first milestone. The first milestone was completed on April 15, 2017 and the Company issued 1,535,884 shares of Series A Preferred Stock at $2.17 per share for gross proceeds of $3.3 million. The third tranche was contingent upon achievement of the second milestone. The completion of a second milestone was unanimously waived by the Board on October 25, 2017, and on November 3, 2017, the Company issued 1,535,884 shares of Series A Preferred Stock at $2.17 per share for gross proceeds of $3.3 million. Issuance costs related to the second and third tranches were $23,000.
On August 16, 2016, the Company authorized the sale and issuance of up to 800,000 shares of $0.0001 par value Series A-1 Preferred Stock. The Series A-1 Preferred Stock financing was structured to close in three tranches. On August 16, 2016, the Company issued 122,871 shares of Series A-1 Preferred Stock at $2.71 per share for gross proceeds of $0.3 million. The issuance costs were immaterial. The second tranche was contingent upon the achievement of the first milestone. The first milestone was completed on April 15, 2017 and the Company issued 122,871 shares of Series A-1 Preferred Stock at $2.71 per share for gross proceeds of $0.3 million. The third tranche was contingent upon achievement of the second milestone. The completion of a second milestone was unanimously waived by the Company’s Board on October 25, 2017 and, on November 3, 2017, the Company issued 122,870 shares of Series A-1 Preferred Stock at $2.71 per share for gross proceeds of $0.3 million. Issuance costs related to the second and third tranches were $7,000.
On November 9, 2018, the Company authorized the sale and issuance of up to 3,427,004 shares of $0.0001 par value Series B-1 Preferred Stock and up to 3,062,891 shares of $0.0001 par value Series B-2 Preferred Stock. The Series B-1/B-2 Preferred Stock financing was structured to close in two tranches. On November 9, 2018, the Company issued 1,579,043 shares of Series B-1 Preferred Stock at $7.28 per share for gross proceeds of $11.5 million. Issuance costs were $45,000 and the Preferred Stock Tranche Obligation was $2.3 million. As part of the Company’s Series B-1 Preferred Stock issuance, a portion of the shares were issued to entities affiliated with Pontifax, entities affiliated with Partners Innovation Fund, and Arkin Bio Ventures Limited Partnership, all of which are affiliates of members of our Board. There were no material transactions with these parties other than this purchase of preferred stock in 2018. The second tranche, referred to as the B-1/B-2 Milestone Closing, is contingent upon the Company successfully completing its first Phase I single ascending dose clinical trial in normal healthy volunteers. Upon the B-1/B-2 Milestone Closing, the Company will issue 1,411,275 shares of Series B-2 Preferred Stock at $8.14 per share for gross proceeds of $11.5 million.
As of December 31, 2018 and 2019, Preferred Stock consisted of the following (in thousands, except share data):

	DECEMBER 31, 2018
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$11,471	4,607,652
Series A1 Preferred Stock	800,000	368,612	944	1,091	368,612
Series B1 Preferred Stock	3,427,004	1,579,043	9,106	11,676	1,579,043
Series B2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$24,238	6,555,307

	DECEMBER 31, 2019
	PREFERRED STOCK AUTHORIZED	PREFERRED STOCK ISSUED AND OUTSTANDING	CARRYING VALUE	LIQUIDATION VALUE	COMMON STOCK ISSUABLE UPON CONVERSION
Series A Preferred Stock	10,000,000	4,607,652	$9,891	$12,271	4,607,652
Series A1 Preferred Stock	800,000	368,612	944	1,171	368,612
Series B1 Preferred Stock	3,427,004	1,579,043	9,106	12,596	1,579,043
Series B2 Preferred Stock	3,062,891	—	—	—	—
	17,289,895	6,555,307	$19,941	$26,038	6,555,307

The following is a summary of the rights and privileges of the Preferred Stockholders as of December 31, 2018 and 2019.
Conversion: Shares of Preferred Stock are convertible, at the option of the holder, at any time, into shares of common stock. The number of shares is determined by dividing the original issuance price by the conversion price. As such, the shares of Preferred Stock effectively convert on a one-for-one basis. These rights terminate in the event of a liquidation or winding up of the Company. No fractional shares will be issued.
Liquidation Preference: While the Preferred Stock is not redeemable, the shares are redeemable for cash in certain change of control events that are beyond the control of the Company. In the event of any liquidation or Deemed Liquation Event (as defined in the Company’s articles of incorporation), the Preferred Stockholders are entitled to the greater of (i) the original issue price of the Preferred Stock plus any accrued dividends not yet paid plus any other dividends declared and unpaid or ii) the amount payable had all classes of shares been converted to common stock. In the event of a Deemed Liquidation Event, if the assets of the Company available for distribution are insufficient to pay the Preferred Stockholders in the full amount to which they are entitled, the Preferred Stockholders shall share ratably in any distribution of the assets available for distribution in proportion to the number of shares of Preferred Stock that they hold. Note that in relation to the above, the holders of Series B-1/B-2 Preferred Stock are entitled to be paid out prior to the holders of common stock, Series A Preferred Stock and Series A-1 Preferred Stock.
Dividends: Dividends accrue at a rate of $0.17, $0.21, $0.582630 and $0.651888 per share, per year on the anniversary of the issuance date for Series A Preferred Stock, Series A-1 Preferred Stock, Series B-1 Preferred Stock and Series B-2 Preferred Stock, respectively. Dividends are cumulative; however, accrued dividends will be payable only if and when declared by the Board. Dividends on other classes of the Company’s stock may not be declared or paid unless the Preferred Stockholders are first paid (i) all dividends accrued and not yet paid plus (ii) the product of (a) dividends declared on an as converted basis and (b) Preferred Stock on an as converted basis. That is, if the Company declared dividends on outstanding common stock, Preferred Stockholders would receive both the dividends owed for the Preferred Stock plus that which would be owed if the Preferred Stock were converted to common stock. No dividends have been declared through December 31, 2019.
Voting Rights: Each holder of outstanding shares of Preferred Stock shall be entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of Preferred Stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Preferred Stockholders and common stockholders vote together as a single class.